Fair values of financial assets and liabilities - Financial Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 33,568	£ 37,275
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,778	14,917
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	20,280	20,768
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	510	1,590
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,292	1,674
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	201	159
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	649	4
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	442	1,511
Financial assets at fair value through profit or loss | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,087	1,511
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	649	0
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	438	1,511
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	205	163
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	201	159
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	4
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4	0
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25,840	27,260
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,577	14,758
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	13,207	12,437
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	56	65
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25,840	27,260
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,577	14,758
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	13,207	12,437
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	56	65
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0
Financial assets at fair value through other comprehensive income | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		0
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		0
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		0
Financial assets at fair value through other comprehensive income | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		0
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	6,436	8,341
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	6,424	8,327
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 12	£ 14